Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents consisted of the following:

	June 30, 2026	December 31, 2025
Cash at banks	12,502,660	7,805,859
- Time deposit	6,269,537	832,923
- Demand deposit (*)	6,233,123	6,972,936
Total	12,502,660	7,805,859

(*)	As of June 30, 2026, the Group maintained $839,474 of cash with a brokerage institution in connection with its share repurchase program. These funds remain the property of the Group and are available to settle repurchases of the Group’s Class A ordinary shares or to be withdrawn at the Group’s discretion. Accordingly, such balances are classified as cash and cash equivalents.

Schedule of Time Deposit Maturity Dates and Interest Rates

As of June 30, 2026, the details of the Group’s time deposit, maturity dates and interest rates are as follows:

Currency	Maturity	Interest rate %	June 30, 2026
TL	July 1, 2026	38.0	6,269,537
Total			6,269,537

As of December 31, 2025, the details of the Group’s time deposit, maturity dates and interest rates are as follows:

Currency	Maturity	Interest rate %	December 31, 2025
TL	January 2, 2026	38.5	489,941
TL	January 26, 2026	36.5	201,508
TL	January 2, 2026	30.0	29,154
TL	January 2, 2026	38.0	112,320
Total			832,923